SUPPLEMENT TO THE

FIDELITY® SMALL CAP STOCK FUND
FIDELITY MID-CAP STOCK FUND
FIDELITY LARGE CAP STOCK FUND

June 27, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the Compensation Table found in the "Trustees and Officers" section on page 57.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended April 30, 2001, or calendar year ended December 31, 2000, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d*	J. Michael Cook**	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk	Marie L. Knowles***	Ned C. Lautenbach
Small Cap StockB	$ 0	$ 314	$ 317	$ 317	$ 317	$ 317	$ 273	$ 317
Mid-Cap StockB	$ 0	$ 1,624	$ 1,645	$ 1,645	$ 1,645	$ 1,643	$ 1,461	$ 1,645
Large Cap StockB	$ 0	$ 285	$ 288	$ 288	$ 288	$ 288	$ 237	$ 288
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 213,500	$ 258,000	$ 259,500	$ 258,000	$ 258,000	$ 130,500	$ 256,500
AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch*	Marvin L. Mann	William O. McCoy	Gerald C. McDonough *****	Robert C. Pozen*	William S. Stavropoulos ****	Thomas R. Williams *****
Small Cap StockB	$ 0	$ 344	$ 317	$ 250	$ 0	$ 169	$ 191
Mid-Cap StockB	$ 0	$ 1,802	$ 1,645	$ 1,192	$ 0	$ 975	$ 910
Large Cap StockB	$ 0	$ 308	$ 288	$ 252	$ 0	$ 130	$ 194
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 259,500	$ 258,000	$ 319,500	$ 0	$ 40,000	$ 249,000

* Interested Trustees and Interested Advisory Board Members are compensated by FMR.

** During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees.

*** During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees.

**** Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board.

***** Messrs. McDonough and Williams served on the Board of Trustees through December 31, 2000.

A Information is for the calendar year ended December 31, 2000 for 247 funds in the complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2000, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $111,000; Phyllis Burke Davis, $111,000; Robert M. Gates, $111,000; Donald J. Kirk, $111,000; Ned C. Lautenbach, $111,000; Marvin L. Mann, $111,000; William O. McCoy, $111,000; Gerald C. McDonough, $141,000; and Thomas R. Williams, $111,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $39,768; Ned C. Lautenbach, $46,296; William O. McCoy, $39,768; and Thomas R. Williams, $46,296.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

SMLB-02-01 February 5, 2002
1.712213.111